Shareholder Report, Holdings (Details) - C000151946 [Member]	Apr. 30, 2025
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	4.50%
CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.10%
FINLAND
Holdings [Line Items]
Percent of Net Asset Value	13.50%
FRANCE
Holdings [Line Items]
Percent of Net Asset Value	11.40%
GERMANY
Holdings [Line Items]
Percent of Net Asset Value	13.50%
ITALY
Holdings [Line Items]
Percent of Net Asset Value	20.50%
MEXICO
Holdings [Line Items]
Percent of Net Asset Value	8.00%
NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	8.10%
SPAIN
Holdings [Line Items]
Percent of Net Asset Value	4.90%
UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.00%